FINANCIAL STATEMENTS SCHEDULE I - CONDENSED STATEMENTS OF COMPREHENSIVE INCOME (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2023 CNY (¥)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 CNY (¥)	Dec. 31, 2021 CNY (¥)
Operating expenses:
Other operating income, net	¥ 770,651	$ 108,544	¥ 774,578	¥ 789,503
Total operating expenses	(1,654,602)	(233,046)	(1,302,794)	(1,086,366)
Interest expense	289,533	40,780	190,521	126,503
Income from operations	10,007,924	1,409,586	7,736,481	5,503,011
(Loss)/gain from fair value change at financial instruments	164,517	23,172	46,246	52,909
Income before income tax and share of loss in equity method investments	10,688,701	1,505,472	8,286,452	5,739,197
Income tax expense	(1,938,600)	(273,046)	(1,633,330)	(1,005,451)
Share of profit in subsidiaries, VIE and equity method investments	4,356	614	5,844	(32,419)
Net income attributable to ZTO Express (Cayman) Inc.	8,749,004	1,232,272	6,809,056	4,754,827
Net income attributable to ordinary shareholders	8,749,004	1,232,272	6,809,056	4,754,827
Other comprehensive income/(loss), net of tax of nil
Foreign currency translation adjustment	(104,052)	(14,655)	155,432	(146,533)
Comprehensive income	8,650,405	1,218,385	6,814,398	4,554,794
Other comprehensive income/(loss), net of tax of nil	0		0	0
Reportable Legal Entities [Member] | ZTO EXPRESS (CAYMAN) INC.
Operating expenses:
General and administrative	(260,613)	(36,707)	(197,209)	(251,146)
Other operating income, net	52,968	7,460	59,881	54,620
Total operating expenses	(207,645)	(29,247)	(137,328)	(196,526)
Interest income	79,737	11,231	22,927	72,987
Interest expense	(162,326)	(22,863)	(64,412)	(2,206)
Income from operations	(290,234)	(40,879)	(178,813)	(125,745)
(Loss)/gain from fair value change at financial instruments	58,682	8,265	15,995	(40,916)
Income before income tax and share of loss in equity method investments	(231,552)	(32,614)	(162,818)	(166,661)
Income tax expense	(26,270)	(3,700)	(19,987)	(23,101)
Share of profit in subsidiaries, VIE and equity method investments	9,006,826	1,268,586	6,991,861	4,944,589
Net income attributable to ZTO Express (Cayman) Inc.	8,749,004	1,232,272	6,809,056	4,754,827
Net income attributable to ordinary shareholders	8,749,004	1,232,272	6,809,056	4,754,827
Other comprehensive income/(loss), net of tax of nil
Foreign currency translation adjustment	(104,052)	(14,655)	155,432	(146,533)
Comprehensive income	8,644,952	$ 1,217,617	6,964,488	4,608,294
Other comprehensive income/(loss), net of tax of nil	¥ 0		¥ 0	¥ 0